Non-Recourse Property Debt and Credit Agreement (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Non-Recourse Property Debt (Textual) [Abstract]
Carrying amount of fixed rate property debt converted to variable rates using total rate of return swaps	$ 5,100.0	$ 5,400.0
Credit Agreement
Revolving loan commitments	500.0
Initial interest rate for credit facility	LIBOR plus 2.75%
Maturity date	Dec. 01, 2014
Extension option	two additional one-year periods
Extension fee (percentage of revolving commitments)	25.00%
Borrowings outstanding under revolving credit facility	0	0
Remaining borrowing capacity under credit facility	454.6
Amount outstanding for undrawn letters of credit issued under revolving credit facility	45.4
Property Notes Payable [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	221
Gross book Value of Properties Collateralizing Property Debt	7,701.5
Total rate of return swaps [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	4	4
Weighted average fixed receive rate under total rate of return swaps	5.90%
Weighted average variable rate under total rate of return swaps	2.10%
Maturity date of swap	May 01, 2014
Variable Rate Property Loans
Debt Instrument [Line Items]
Maximum Debt Maturity Date	January 2055
Fixed Rate Property Loans
Debt Instrument [Line Items]
Maximum Debt Maturity Date	January 2019
Property tax-exempt bonds payable
Non-Recourse Property Debt (Textual) [Abstract]
Number of properties collateralizing property debt subject to total rate of return swaps	21
Gross book Value of Properties Collateralizing Property Debt	511.3
Fixed Rate Property Tax Exempt Bonds Payable [Member]
Debt Instrument [Line Items]
Maximum Debt Maturity Date	February 2061
Variable Rate Property Tax Exempt Bonds Payable [Member]
Debt Instrument [Line Items]
Maximum Debt Maturity Date	July 2033
Debt Subject to Total Return Swaps [Member]
Non-Recourse Property Debt (Textual) [Abstract]
Carrying amount of fixed rate property debt converted to variable rates using total rate of return swaps	$ 71.4